Shareholder Report, Average Annual Return (Details) 197217_Pacer Trendpilot European Index ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® European Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® European Index ETF NAV
Average Annual Return, Percent	22.73%	7.74%	4.14%
Pacer Trendpilot European Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® European Index
Average Annual Return, Percent	24.03%	9.07%	5.61%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	12.65%
FTSE Eurozone Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Eurozone Index
Average Annual Return, Percent	24.03%	10.25%	10.36%